DEBT 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2006
Debt Disclosure [Abstract]
Total term notes outstanding issued by the agent issuer	$ 92,000,000
Serial First Preferred Mortgage Notes		51,700,000
Serial Loans allocated		24,900,000
8.04% First Preferred Mortgage Notes		127,100,000
8.04% Term Loans allocated		63,550,000
8.04% First Preferred Mortgage Note Percentage	8.04%
Sinking fund redemption price	100.00%
Additional principal payment in 2019	$ 10,995,000